Intangible Assets and Contract Liabilities - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Intangibles assets, beginning balance	$ 681	$ 1,286
Amortization for the year	(606)	(605)
Intangibles assets, ending balance	75	681
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Intangible Assets
Intangibles assets, beginning balance	305	608
Amortization for the year	(305)	(303)
Intangibles assets, ending balance		305
Above Market Value Of Time Charter [Member] | Vigdis Knutsen [Member]
Intangible Assets
Intangibles assets, beginning balance	376	678
Amortization for the year	(301)	(302)
Intangibles assets, ending balance	$ 75	$ 376